Eaton Vance

California Municipal Bond Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.8%

Security	Principal Amount (000’s omitted)	Value
Education — 14.1%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$770	$771,585
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	645	695,716
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	1,100	1,185,404
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/43	2,105	2,568,142
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/48	3,000	3,631,290
California Educational Facilities Authority, (Pepperdine University), 5.00%, 10/1/46(1)	6,600	7,716,588
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,915,569
California State University, 5.00%, 11/1/41(1)	9,550	11,310,829
University of California, 5.00%, 5/15/46(1)	12,050	14,204,058

		$43,999,181

Electric Utilities — 1.6%
Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$2,421,360
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	1,890	1,925,400
Vernon, Electric System Revenue, 5.125%, 8/1/21	745	756,622

		$5,103,382

Escrowed/Prerefunded — 20.8%
California Educational Facilities Authority, (Santa Clara University), Prerefunded to 2/1/20, 5.00%, 2/1/29	$285	$285,923
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	390	425,256
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	375	408,559
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.00%, 10/1/31	1,385	1,482,296
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.00%, 10/1/35	945	1,011,386
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/26	2,270	2,439,251
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/27	2,820	3,030,259
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/28	2,970	3,191,443
Contra Costa Community College District, (Election of 2006), Prerefunded to 8/1/23, 5.00%, 8/1/38(1)	9,750	11,161,703
Foothill-De Anza Community College District, Prerefunded to 8/1/21, 5.00%, 8/1/36(1)	10,000	10,652,200
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	2,095	2,231,636
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	3,000	3,195,660

Security	Principal Amount (000’s omitted)	Value
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	$1,690	$1,861,417
San Jose-Evergreen Community College District, (Election of 2010), Prerefunded to 8/1/22, 5.00%, 8/1/37(1)	4,975	5,496,231
Torrance Unified School District, (Election of 2008), Prerefunded to 8/1/23, 5.00%, 8/1/35	7,500	8,585,925
Ventura County Community College District, Prerefunded to 8/1/25, 5.00%, 8/1/30(1)	8,000	9,741,440

		$65,200,585

General Obligations — 46.5%
Alameda City Unified School District, (Election of 2014), 5.00%, 8/1/42(1)	$1,675	$2,024,656
Berryessa Union School District, (Election of 2014), 5.00%, 8/1/40(1)	7,450	8,945,438
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	6,900	7,438,752
Cabrillo Unified School District, (Election of 2018), 5.00%, 8/1/48	5,000	5,841,600
California, 5.50%, 11/1/35	5,900	6,114,760
Campbell Union High School District, (Election of 2016), 5.00%, 8/1/36(1)	11,250	13,583,250
Desert Community College District, 5.00%, 8/1/36(1)	7,500	8,943,150
El Camino Community College District, (Election of 2012), 5.00%, 8/1/48(1)	10,000	12,270,800
La Canada Unified School District, (Election of 2017), 5.00%, 8/1/47(1)	3,375	4,171,264
Livermore Valley Joint Unified School District, (Election of 2016), 4.00%, 8/1/46	2,500	2,745,075
Long Beach Unified School District, (Election of 2008), 5.00%, 8/1/41(1)	1,500	1,787,760
Old Adobe Union School District, (Election of 2018), 5.00%, 8/1/48	3,415	3,989,813
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/42(1)	3,000	3,553,020
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	1,891,310
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,176,757
Palomar Community College District, 5.00%, 8/1/44(1)	10,000	11,629,500
Redding School District, (Election of 2018), 5.00%, 8/1/48	2,645	3,086,689
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,347,591
San Bruno Park School District, (Election of 2018), 5.00%, 8/1/48	2,500	2,914,150
San Diego Unified School District, (Election of 2012), 5.00%, 7/1/47(1)	4,000	4,793,360
San Jose Unified School District, (Election of 2012), 4.00%, 8/1/42(1)	12,000	13,486,200
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/44(1)	7,500	8,576,100
Santa Rosa High School District, (Election of 2014), 5.00%, 8/1/41	3,495	4,158,351

		$145,469,346

Hospital — 18.7%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$5,000	$5,372,250
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	1,830,815
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	575,273
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	5,000	5,622,400
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	2,130	2,350,285
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	3,040	3,345,368
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	5,080	5,713,476
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,661,197
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	3,000	3,539,250
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	8,000	9,438,000
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,340,650
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	1,250	1,499,137
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47	8,445	10,128,173
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,032,740

		$58,449,014

Security	Principal Amount (000’s omitted)	Value
Housing — 1.9%
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	$5,000	$5,802,250

		$5,802,250

Insured-Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$4,875	$5,333,786
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,512,280

		$9,846,066

Insured-Escrowed/Prerefunded — 1.0%
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	$3,130	$3,110,594

		$3,110,594

Insured-General Obligations — 18.0%
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	$4,135	$4,050,605
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/44	3,500	4,114,285
Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/45	2,440	2,859,924
Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/48	1,610	1,883,153
Grass Valley School District, (Election of 2018), (BAM), 5.00%, 8/1/45	3,000	3,504,270
Mountain View School District, (Election of 2016), (BAM), 5.00%, 8/1/42	1,145	1,355,291
Mountain View School District, (Election of 2016), (BAM), 5.00%, 8/1/45	1,520	1,791,791
Perris Union High School District, (Election of 2018), (AGM), 4.00%, 9/1/43	3,135	3,581,016
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	2,231,736
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	4,782,700
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	5,524,663
San Mateo County Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,689,379
San Mateo County Community College District, (NPFG), 0.00%, 9/1/23	4,365	4,168,749
San Mateo County Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,647,736
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	5,140,178
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	3,096,320

		$56,421,796

Insured-Transportation — 1.0%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,968,768

		$2,968,768

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$3,045	$3,424,346

		$3,424,346

Special Tax Revenue — 12.6%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$727,838
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	722,325
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	12,473,225
Riverside County Transportation Commission, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	7,205,878
San Bernardino County Transportation Authority, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	11,963,412
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	1,300	1,326,494
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	4,560	5,022,521

		$39,441,693

Security	Principal Amount (000’s omitted)	Value
Transportation — 7.9%
Long Beach, Harbor Revenue, 5.00%, 5/15/27	$2,500	$2,537,225
Long Beach, Harbor Revenue, 5.00%, 5/15/42(1)	7,500	8,701,575
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	8,560	8,682,922
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,825	2,860,510
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,826,003

		$24,608,235

Water and Sewer — 22.5%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,225,880
Eastern Municipal Water District Financing Authority, 5.25%, 7/1/42(1)	9,000	11,122,830
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,595,100
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,356,800
Milpitas Municipal Financing Authority, Wastewater Revenue, 4.00%, 11/1/49(1)	12,000	13,748,280
Orange County Sanitation District, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,642,100
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	2,500	2,970,100
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/45(1)	4,000	4,641,480

		$70,302,570

Total Tax-Exempt Investments — 170.8% (identified cost $498,393,062)		$534,147,826

Corporate Bonds & Notes — 1.2%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.2%
Kaiser Foundation Hospitals, 3.266%, 11/1/49	$3,750	$3,772,908

Total Corporate Bonds & Notes — 1.2% (identified cost $3,750,000)		$3,772,908

Total Investments — 172.0% (identified cost $502,143,062)		$537,920,734

Other Assets, Less Liabilities — (72.0)%		$(225,189,348)

Net Assets — 100.0%		$312,731,386

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 13.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 8.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at December 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$534,147,826	$—	$534,147,826
Corporate Bonds & Notes	—	3,772,908	—	3,772,908
Total Investments	$—	$537,920,734	$—	$537,920,734

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.